ACCOUNTING PRINCIPLES - Climate change disclosures (Details) € in Millions, T in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Feb. 28, 2026 tonne	Jun. 30, 2025 tonne	Mar. 31, 2022 GW	Dec. 31, 2026 tonne	Dec. 31, 2025 USD ($) GW project eAF tonne T	May 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	May 31, 2024 EUR (€)
Disclosure of initial application of standards or interpretations [line items]
Capital commitments | $					$ 1,313		$ 1,542
Number of EAFs | eAF					2
Nominal capacity of renewable energy (in GW)			1
Offtake agreement, period					25 years
Number of solar energy projects signed | project					3
Capacity of renewable energy (in GW)					3.3
Renewable energy capacity, equity basis (in GW)					2.8
Calvert1
Disclosure of initial application of standards or interpretations [line items]
EAF capacity (in tonnes) | tonne		1,500,000			1,500,000
AMNS India
Disclosure of initial application of standards or interpretations [line items]
Offtake agreement, period					25 years
Greenko Group
Disclosure of initial application of standards or interpretations [line items]
Expected reduction in CO2 (in tonnes) | T					1.5
Forecast
Disclosure of initial application of standards or interpretations [line items]
Expected increase of production (in tonne) | tonne				1,600,000
Spain
Disclosure of initial application of standards or interpretations [line items]
Capital commitments | €								€ 213
Ireland
Disclosure of initial application of standards or interpretations [line items]
Capital commitments | €						€ 1,300
Ireland | Forecast
Disclosure of initial application of standards or interpretations [line items]
EAF capacity (in tonnes) | tonne	2,000,000
India
Disclosure of initial application of standards or interpretations [line items]
Capacity of renewable energy (in GW)					1